LEASES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
LEASES
Operating lease right-of-use assets	¥ 233,847	¥ 98,628		$ 36,696
Current portion of operating lease liabilities	¥ 65,740	¥ 37,713
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Other Liabilities, Current	Other Liabilities, Current		Other Liabilities, Current
Long-term operating lease liabilities	¥ 165,614	¥ 62,388		$ 25,988
Lease expenses	73,756	41,936	¥ 29,715
Variable Lease Cost	0	0	0
Cash paid for operating lease liabilities	77,722	40,792	29,042
Right-of-use assets obtained in exchange for the operating lease liabilities	225,003	50,076	50,841
Increase (Decrease) Right of use Asset Due to Lease Modification	¥ 23,624	¥ 1,685	¥ 0
Weighted average remaining lease term (in years)	3 years 2 months 12 days	3 years 6 months		3 years 2 months 12 days
Weighted average discount rate (as a percent)	4.30%	5.00%		4.30%
Maturities of lease liabilities in accordance with Leases (Topic 842)
2021		¥ 41,893
2022	¥ 73,723	32,006
2023	66,932	15,602
2024	59,633	11,507
2025	42,059	7,857
2026	6,914	616
Thereafter	205
Total lease payment	249,466	109,481
Less: imputed interest	(18,112)	(9,380)
Lease liabilities	¥ 231,354	¥ 100,101